Real Estate Properties - FPO Transaction (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 02, 2017 USD ($) ft² building joint_venture property	Dec. 31, 2017 USD ($) ft² joint_venture property $ / shares shares	Dec. 31, 2016 USD ($) ft² building property
Business Acquisition [Line Items]
Number of properties acquired | property			3
Number of buildings acquired | building			5
Rentable area of properties (in square feet) | ft²			830,185
Number of joint ventures | joint_venture		2
Number of properties collateralized | property		8
Preferred units of limited partnership		$ 20,496	$ 0
Below market, acquired lease amortization period	3 years 9 months 18 days
First Potomac Realty Trust
Business Acquisition [Line Items]
Number of properties acquired | property	35
Number of buildings acquired | building	72
Rentable area of properties (in square feet) | ft²	6,028,072	400,000
Number of joint ventures | joint_venture	2
Purchase price	$ 1,370,888
Cash consideration	1,175,140
Repayment of debt assumed	483,000
Mortgage notes payable	$ 167,936
Number of properties collateralized | property	5
First Potomac Realty Trust
Business Acquisition [Line Items]
Number of joint ventures | joint_venture	2
Number of properties owned | property	2
Number of buildings | building	3
First Potomac Realty Trust | First Potomac Realty Trust
Business Acquisition [Line Items]
Rentable area of properties (in square feet) | ft²	443,867
Joint Venture Property 1 | First Potomac Realty Trust
Business Acquisition [Line Items]
Percentage of ownership interest	50.00%
Joint Venture Property 2 | First Potomac Realty Trust
Business Acquisition [Line Items]
Percentage of ownership interest	51.00%
Mortgages | FPO Mortgage | First Potomac Realty Trust
Business Acquisition [Line Items]
Mortgage notes payable	$ 167,548
Fair value adjustment	388
Fair value of debt	167,936
Mortgages | Joint Venture Mortgage | First Potomac Realty Trust
Business Acquisition [Line Items]
Mortgage notes payable	$ 82,000
Number of properties collateralized | property	2
FPO Shareholders | First Potomac Realty Trust
Business Acquisition [Line Items]
Cash consideration	$ 651,696
Above market lease
Business Acquisition [Line Items]
Weighted average amortization period, assets acquired	3 years 2 months 12 days
Lease origination value
Business Acquisition [Line Items]
Weighted average amortization period, assets acquired	3 years 1 month 6 days
Series A Cumulative Preferred Stock
Business Acquisition [Line Items]
Preferred stock percentage		5.50%
Preferred stock outstanding (in shares) | shares		1,814
Redemption price (in dollars per share) | $ / shares		$ 11.15